SHAREHOLDERS' EQUITY (Schedule of Options Outstanding) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Shares upon exercise of options outstanding as of December 31, 2019	675,986	1,134,256	1,453,741	1,736,143
Weighted average remaining contractual life	1 year 11 months 1 day
Shares upon exercise of options exercisable as of December 31, 2019	660,986	1,065,498	1,240,005
$23.31-27.58 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 23.31
Exercise Prices, maximum	$ 27.58
Shares upon exercise of options outstanding as of December 31, 2019	45,500
Weighted average remaining contractual life	7 months 24 days
Shares upon exercise of options exercisable as of December 31, 2019	45,500
$ 15.2 -17.07 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 15.2
Exercise Prices, maximum	$ 17.07
Shares upon exercise of options outstanding as of December 31, 2019	13,000
Weighted average remaining contractual life	1 year 14 days
Shares upon exercise of options exercisable as of December 31, 2019	13,000
$10.0-14.68 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 10.0
Exercise Prices, maximum	$ 14.68
Shares upon exercise of options outstanding as of December 31, 2019	98,007
Weighted average remaining contractual life	1 year 8 months 15 days
Shares upon exercise of options exercisable as of December 31, 2019	98,007
$5.01-9.7 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 5.01
Exercise Prices, maximum	$ 9.7
Shares upon exercise of options outstanding as of December 31, 2019	140,300
Weighted average remaining contractual life	1 year 10 months 24 days
Shares upon exercise of options exercisable as of December 31, 2019	125,300
$0.1-4.95 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 0.1
Exercise Prices, maximum	$ 4.95
Shares upon exercise of options outstanding as of December 31, 2019	379,179
Weighted average remaining contractual life	2 years 2 months 1 day
Shares upon exercise of options exercisable as of December 31, 2019	379,179